Insurance - Summary of the Insurance Liability by Remaining Coverage and Incurred Claims (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of period	$ 18,032	$ 15,257	$ 17,248	$ 13,349
Insurance service results	(112)	(108)	(214)	(230)
Net finance expenses from insurance contracts	(249)	(195)	282	1,072
Total cash flows	153	134	503	901
Other changes in the net carrying amount of the insurance contract	(8)	3	(3)	(1)
Insurance contract liabilities, end of period	17,816	15,091	17,816	15,091
Liabilities for remaining coverage [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of period	17,814	15,032	17,047	13,114
Insurance service results	(763)	(398)	(1,186)	(783)
Net finance expenses from insurance contracts	(249)	(195)	282	1,072
Total cash flows	828	437	1,486	1,474
Other changes in the net carrying amount of the insurance contract	(1)	1	0	0
Insurance contract liabilities, end of period	17,629	14,877	17,629	14,877
Liabilities for incurred claims [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of period	218	225	201	235
Insurance service results	651	290	972	553
Net finance expenses from insurance contracts	0	0	0	0
Total cash flows	(675)	(303)	(983)	(573)
Other changes in the net carrying amount of the insurance contract	(7)	2	(3)	(1)
Insurance contract liabilities, end of period	$ 187	$ 214	$ 187	$ 214